Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000126248 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000126248 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000126248 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000126248 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000126248 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000126248 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000126248 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000126248 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000126248 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%
C000126248 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000126248 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000177425 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000177425 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000177425 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000177425 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000177425 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000177425 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000177425 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000177425 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000177425 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%
C000177425 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000177425 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000177424 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000177424 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000177424 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000177424 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000177424 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000177424 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000177424 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000177424 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000177424 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%
C000177424 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000177424 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000177423 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000177423 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000177423 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000177423 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000177423 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000177423 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000177423 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000177423 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000177423 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%
C000177423 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000177423 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000126247 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000126247 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000126247 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000126247 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000126247 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000126247 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000126247 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000126247 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000126247 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%
C000126247 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000126247 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000011783 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000011783 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000011783 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000011783 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000011783 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000011783 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000011783 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000011783 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000011783 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%
C000011783 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000011783 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000126246 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000126246 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000126246 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000126246 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000126246 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000126246 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000126246 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000126246 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000126246 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%
C000126246 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000126246 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000011786 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000011786 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000011786 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000011786 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000011786 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000011786 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000011786 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000011786 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000011786 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%
C000011786 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000011786 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000011784 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000011784 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000011784 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000011784 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000011784 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000011784 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000011784 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000011784 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000011784 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%
C000011784 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000011784 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%